Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000023382 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000023382 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125378 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000125378 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023381 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000023381 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000023379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000023379 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076404 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000076404 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000076404 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000076405 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000076405 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000076405 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000125379 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000125379 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125379 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000076407 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000076407 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000076407 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115039 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.80%
C000115039 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115039 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000115039 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115039 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115039 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115039 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	0.70%
C000115039 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.40%
C000115039 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.00%
C000115039 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115039 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000115039 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115037 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.80%
C000115037 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115037 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000115037 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115037 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115037 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115037 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	0.70%
C000115037 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.40%
C000115037 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.00%
C000115037 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000115037 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115036 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.80%
C000115036 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115036 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.60%
C000115036 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115036 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115036 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.30%
C000115036 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	0.70%
C000115036 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.40%
C000115036 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.00%
C000115036 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000115036 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%